Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2014
Depreciation and Amortization [Abstract]
Schedule of Depreciation of Property, Plant and Equipment and Amortization of Intangible Asset
Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31,2014		December 31,2013	December 31,2012
	RMB	US$	RMB	RMB
Cost of goods sold	40,728	6,564	41,771	41,918
Selling expenses	28	5	33	59
Administrative expenses	6,945	1,119	6,357	6,732
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	47,701	7,688	48,161	48,709